Share capital - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aggregate share capital	€ 356,112	€ 354,582	€ 353,819	€ 349,789
Share capital.
Balance at beginning of year, amount	292,075	291,312	287,282
Share capital increase	1,530	763	4,031
Aggregate share capital	356,112	354,582	353,819
Costs of capital increase (accumulated)	(62,507)	(62,507)	(62,507)
Balance at end of year, amount	€ 293,604	€ 292,075	€ 291,312	€ 287,282